UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:


/s/ Janice Bennett              New York, New York             May 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          56

Form 13F Information Table Value Total:        $138,975
                                              (thousands)



List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2011

COLUMN 1                         COLUMN  2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------   ---------  --------  -----------------  ----------  --------  --------------------
                                                            VALUE   SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE
--------------                --------------   ---------  --------  -------  --- ----  ----------  --------  ----  ------ -------
3M CO                         COM              88579Y101   1,408     15,059  SH           SOLE      NONE      0      0     15,059
ALTRIA GROUP INC              COM              02209S103   3,533    135,734  SH           SOLE      NONE      0      0    135,734
AT&T INC                      COM              00206R102   4,374    142,910  SH           SOLE      NONE      0      0    142,910
BELO CORP                     COM SER A        080555105     176     20,000  SH           SOLE      NONE      0      0     20,000
BERKSHIRE HATHAWAY INC DEL    CL A             084670108   1,128          9  SH           SOLE      NONE      0      0          9
BERKSHIRE HATHAWAY INC DEL    CL B NEW         084670702   3,926     46,950  SH           SOLE      NONE      0      0     46,950
BRIGGS & STRATTON CORP        COM              109043109     311     13,720  SH           SOLE      NONE      0      0     13,720
CARNIVAL CORP                 PAIRED CTF       143658300   2,666     69,497  SH           SOLE      NONE      0      0     69,497
CATERPILLAR INC DEL           COM              149123101   5,528     49,643  SH           SOLE      NONE      0      0     49,643
CENTRAL GOLDTRUST             TR UNIT          153546106     225      4,150  SH           SOLE      NONE      0      0      4,150
CHEVRON CORP NEW              COM              166764100   5,185     48,234  SH           SOLE      NONE      0      0     48,234
CHUBB CORP                    COM              171232101   4,743     77,361  SH           SOLE      NONE      0      0     77,361
CISCO SYS INC                 COM              17275R102   1,081     63,008  SH           SOLE      NONE      0      0     63,008
CLIFFS NATURAL RESOURCES INC  COM              18683K101     206      2,100  SH           SOLE      NONE      0      0      2,100
COCA COLA CO                  COM              191216100   1,450     21,857  SH           SOLE      NONE      0      0     21,857
CONOCOPHILLIPS                COM              20825C104   1,520     19,033  SH           SOLE      NONE      0      0     19,033
COVIDIEN PLC                  SHS              G2554F113   4,401     84,737  SH           SOLE      NONE      0      0     84,737
DEERE & CO                    COM              244199105   6,492     67,000  SH           SOLE      NONE      0      0     67,000
DEVON ENERGY CORP NEW         COM              25179M103   1,285     14,000  SH           SOLE      NONE      0      0     14,000
DOVER CORP                    COM              260003108   3,673     55,873  SH           SOLE      NONE      0      0     55,873
DOW CHEM CO                   COM              260543103     249      6,600  SH           SOLE      NONE      0      0      6,600
EMERSON ELEC CO               COM              291011104     269      4,600  SH           SOLE      NONE      0      0      4,600
EXXON MOBIL CORP              COM              30231G102  13,859    164,730  SH           SOLE      NONE      0      0    164,730
GENERAL ELECTRIC CO           COM              369604103   1,150     57,342  SH           SOLE      NONE      0      0     57,342
INTERNATIONAL BUSINESS MACHS  COM              459200101   1,378      8,450  SH           SOLE      NONE      0      0      8,450
ISHARES TR                    MSCI EMERG MKT   464287234   2,531     52,000  SH           SOLE      NONE      0      0     52,000
ISHARES TR                    MSCI EAFE INDEX  464287465   2,739     45,585  SH           SOLE      NONE      0      0     45,585
JPMORGAN CHASE & CO           COM              46625H100   4,302     93,319  SH           SOLE      NONE      0      0     93,319
JOHNSON CTLS INC              COM              478366107     208      5,000  SH           SOLE      NONE      0      0      5,000
JOHNSON & JOHNSON             COM              478160104   3,435     57,976  SH           SOLE      NONE      0      0     57,976
KRAFT FOODS INC               CL A             50075N104   2,784     88,787  SH           SOLE      NONE      0      0     88,787
LOEWS CORP                    COM              540424108   4,543    105,442  SH           SOLE      NONE      0      0    105,442
MERCK & CO INC NEW            COM              58933Y105   1,474     44,651  SH           SOLE      NONE      0      0     44,651
MICROSOFT CORP                COM              594918104     654     25,760  SH           SOLE      NONE      0      0     25,760
MONSANTO CO NEW               COM              61166W101   3,198     44,251  SH           SOLE      NONE      0      0     44,251
NETLOGIC MICROSYSTEMS INC     COM              64118B100     266      6,334  SH           SOLE      NONE      0      0      6,334
NORFOLK SOUTHERN CORP         COM              655844108   3,706     53,500  SH           SOLE      NONE      0      0     53,500
NORTHERN TR CORP              COM              665859104     761     15,000  SH           SOLE      NONE      0      0     15,000
PEPSICO INC                   COM              713448108     803     12,460  SH           SOLE      NONE      0      0     12,460
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408   1,548     38,300  SH           SOLE      NONE      0      0     38,300
PFIZER INC                    COM              717081103     699     34,425  SH           SOLE      NONE      0      0     34,425
PHILIP MORRIS INTL INC        COM              718172109   5,888     89,711  SH           SOLE      NONE      0      0     89,711
PROCTER & GAMBLE CO           COM              742718109   5,386     87,443  SH           SOLE      NONE      0      0     87,443
QUALCOMM INC                  COM              747525103     669     12,200  SH           SOLE      NONE      0      0     12,200
ROYAL DUTCH SHELL PLC         SPONS ADR A      780259206   3,317     45,527  SH           SOLE      NONE      0      0     45,527
SALESFORCE COM INC            COM              79466L302     596      4,458  SH           SOLE      NONE      0      0      4,458
SCHLUMBERGER LTD              COM              806857108   5,109     54,784  SH           SOLE      NONE      0      0     54,784
SIGMA ALDRICH CORP            COM              826552101   7,138    112,159  SH           SOLE      NONE      0      0    112,159
SPDR GOLD TRUST               GOLD SHS         78463V107   1,594     11,400  SH           SOLE      NONE      0      0     11,400
SPROTT PHYSICAL GOLD TRUST    UNIT             85207H104     221     17,475  SH           SOLE      NONE      0      0     17,475
TYCO INTERNATIONAL LTD        SHS              H89128104   2,836     63,337  SH           SOLE      NONE      0      0     63,337
UNION PAC CORP                COM              907818108     273      2,775  SH           SOLE      NONE      0      0      2,775
UNITED TECHNOLOGIES CORP      COM              913017109     372      4,400  SH           SOLE      NONE      0      0      4,400
VERIZON COMMUNICATIONS INC    COM              92343V104     696     18,066  SH           SOLE      NONE      0      0     18,066
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209     477     16,583  SH           SOLE      NONE      0      0     16,583
WELLS FARGO & CO NEW          COM              949746101     536     16,894  SH           SOLE      NONE      0      0     16,894





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